Fundamental Investors®
Investment portfolio
March 31, 2024
unaudited

Common stocks 97.51% Information technology 25.76%	Shares	Value (000)
Broadcom, Inc.	6,620,985	$8,775,520
Microsoft Corp.	20,380,614	8,574,532
Taiwan Semiconductor Manufacturing Co., Ltd.	54,535,000	1,327,441
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,886,015	1,208,943
Salesforce, Inc.	5,681,072	1,711,025
Micron Technology, Inc.	14,508,562	1,710,414
Applied Materials, Inc.	7,073,970	1,458,865
Arista Networks, Inc.[1]	4,630,267	1,342,685
ASML Holding NV	1,143,854	1,101,017
ASML Holding NV (ADR)	34,233	33,222
NVIDIA Corp.	1,216,460	1,099,145
MicroStrategy, Inc., Class A1,2	611,673	1,042,633
Apple, Inc.	5,647,214	968,384
SK hynix, Inc.	6,537,375	888,646
Motorola Solutions, Inc.	1,798,122	638,297
TE Connectivity, Ltd.	3,607,427	523,943
Shopify, Inc., Class A, subordinate voting shares[1]	6,639,162	512,344
KLA Corp.	594,101	415,021
Advanced Micro Devices, Inc.[1]	1,558,000	281,203
SAP SE	1,411,199	274,745
ServiceNow, Inc.[1]	320,200	244,121
NetApp, Inc.	1,655,431	173,771
Dell Technologies, Inc., Class C	1,500,000	171,165
Intel Corp.	3,646,331	161,058
ON Semiconductor Corp.[1]	2,118,208	155,794
CDW Corp.	600,000	153,468
Keysight Technologies, Inc.[1]	969,100	151,548
Wolfspeed, Inc.[1]	4,495,328	132,612
Samsung Electronics Co., Ltd.	706,742	43,258
Crane NXT, Co.	350,474	21,694
		35,296,514
Industrials 13.62%
TransDigm Group, Inc.	2,598,527	3,200,346
RTX Corp.	12,521,112	1,221,184
Caterpillar, Inc.	2,997,324	1,098,309
General Electric Co.	5,991,846	1,051,749
Carrier Global Corp.	16,738,868	973,030
Ryanair Holdings PLC (ADR)	6,092,560	887,016
ITT, Inc.[3]	5,555,875	755,766
Regal Rexnord Corp.[3]	4,185,471	753,803
Airbus SE, non-registered shares	3,560,947	655,860
United Rentals, Inc.	868,520	626,298
Quanta Services, Inc.	2,300,854	597,762
Boeing Co.[1]	3,084,379	595,254
Dayforce, Inc.[1,3]	8,447,370	559,300
Fundamental Investors — Page 1 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Ingersoll-Rand, Inc.	5,636,975	$535,231
Equifax, Inc.	1,680,115	449,464
TFI International, Inc. (CAD denominated)	2,383,356	380,056
Schneider Electric SE	1,598,648	361,584
Northrop Grumman Corp.	677,012	324,059
Waste Connections, Inc.	1,831,555	315,046
Rolls-Royce Holdings PLC[1]	58,476,279	314,930
Waste Management, Inc.	1,291,115	275,201
Lifco AB, Class B	9,000,000	235,090
CSX Corp.	5,745,938	213,002
Paychex, Inc.	1,512,383	185,721
United Airlines Holdings, Inc.[1]	3,677,073	176,058
Safran SA	713,604	161,712
Huntington Ingalls Industries, Inc.	544,353	158,663
Eaton Corp. PLC	505,500	158,060
Union Pacific Corp.	592,898	145,811
FedEx Corp.	484,753	140,452
TransUnion	1,752,862	139,878
Crane Co.	979,087	132,304
Veralto Corp.	1,362,838	120,829
Sandvik AB	5,245,563	116,486
Dun & Bradstreet Holdings, Inc.	10,885,380	109,289
Comfort Systems USA, Inc.	335,739	106,668
LIXIL Corp.[2]	8,155,400	101,121
DSV A/S	448,428	72,772
Paylocity Holding Corp.[1]	418,646	71,949
IMCD NV	399,416	70,389
SS&C Technologies Holdings, Inc.	1,060,872	68,288
HEICO Corp., Class A	228,917	35,239
Concentrix Corp.	276,137	18,286
		18,669,315
Health care 12.66%
Novo Nordisk AS, Class B	19,681,542	2,508,782
UnitedHealth Group, Inc.	4,825,526	2,387,188
Eli Lilly and Co.	2,609,413	2,030,019
Centene Corp.[1]	15,502,423	1,216,630
Thermo Fisher Scientific, Inc.	2,032,018	1,181,029
AstraZeneca PLC	6,536,753	880,974
Molina Healthcare, Inc.[1]	1,919,846	788,730
Vertex Pharmaceuticals, Inc.[1]	1,488,797	622,332
Bristol-Myers Squibb Co.	9,645,145	523,056
Abbott Laboratories	4,380,146	497,847
Gilead Sciences, Inc.	6,714,428	491,832
Regeneron Pharmaceuticals, Inc.[1]	439,970	423,467
CVS Health Corp.	4,935,343	393,643
AbbVie, Inc.	1,651,156	300,676
Amgen, Inc.	956,338	271,906
Cooper Companies, Inc.	2,620,168	265,842
Exact Sciences Corp.[1]	3,800,000	262,428
Danaher Corp.	942,188	235,283
Elevance Health, Inc.	427,466	221,658
DexCom, Inc.[1]	1,471,109	204,043
Alnylam Pharmaceuticals, Inc.[1]	1,364,643	203,946
Illumina, Inc.[1]	1,435,712	197,152
Fundamental Investors — Page 2 of 9

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Johnson & Johnson	1,217,957	$192,669
Mettler-Toledo International, Inc.[1]	137,509	183,064
Jazz Pharmaceuticals PLC[1]	1,414,511	170,335
Humana, Inc.	468,814	162,547
Pfizer, Inc.	5,183,800	143,851
Sarepta Therapeutics, Inc.[1]	998,571	129,275
Rede D’Or Sao Luiz SA	23,367,000	117,921
agilon health, Inc.[1]	14,313,302	87,311
McKesson Corp.	99,630	53,486
		17,348,922
Financials 11.46%
Visa, Inc., Class A	6,263,359	1,747,978
Apollo Asset Management, Inc.	10,925,736	1,228,599
Fiserv, Inc.[1]	6,431,227	1,027,839
JPMorgan Chase & Co.	4,902,282	981,927
Mastercard, Inc., Class A	1,772,480	853,573
Blackstone, Inc.	5,905,214	775,768
Aon PLC, Class A	2,230,532	744,373
KKR & Co., Inc.	7,000,057	704,066
HDFC Bank, Ltd.	23,807,000	413,299
HDFC Bank, Ltd. (ADR)	2,402,957	134,493
Marsh & McLennan Companies, Inc.	2,461,176	506,953
Wells Fargo & Co.	7,712,898	447,040
Brookfield Corp., Class A	10,310,455	431,699
Blue Owl Capital, Inc., Class A	22,001,827	414,954
OneMain Holdings, Inc.[3]	7,787,180	397,847
Intercontinental Exchange, Inc.	2,887,568	396,838
Goldman Sachs Group, Inc.	929,155	388,099
Progressive Corp.	1,578,245	326,413
Citizens Financial Group, Inc.	8,800,108	319,356
BlackRock, Inc.	359,929	300,073
Arthur J. Gallagher & Co.	1,189,742	297,483
Synchrony Financial	6,670,093	287,614
CME Group, Inc., Class A	1,249,986	269,110
Arch Capital Group, Ltd.[1]	2,889,960	267,148
Discover Financial Services	1,900,000	249,071
Ares Management Corp., Class A	1,712,648	227,748
Fidelity National Information Services, Inc.	3,049,875	226,240
RenaissanceRe Holdings, Ltd.	781,580	183,695
Capital One Financial Corp.	1,208,418	179,921
Chubb, Ltd.	609,971	158,062
Block, Inc., Class A1	1,852,291	156,667
S&P Global, Inc.	338,367	143,958
Brown & Brown, Inc.	1,400,000	122,556
Edenred SA	2,187,764	116,739
China Merchants Bank Co., Ltd., Class H	21,104,000	83,452
Truist Financial Corp.	2,009,647	78,336
Morgan Stanley	685,624	64,558
Charles Schwab Corp. (The)	402,161	29,092
Checkout Payments Group, Ltd., Class B1,4,5	159,760	15,912
		15,698,549
Fundamental Investors — Page 3 of 9

unaudited
Common stocks (continued) Consumer discretionary 8.25%	Shares	Value (000)
Amazon.com, Inc.[1]	15,096,184	$2,723,050
Restaurant Brands International, Inc.	13,016,639	1,034,172
Home Depot, Inc.	2,126,289	815,644
Booking Holdings, Inc.	205,776	746,531
Evolution AB	5,866,620	729,272
Coupang, Inc., Class A1	32,361,721	575,715
D.R. Horton, Inc.	2,840,997	467,486
YUM! Brands, Inc.	3,111,486	431,408
Five Below, Inc.[1]	1,884,498	341,810
Chipotle Mexican Grill, Inc.[1]	113,894	331,064
MercadoLibre, Inc.[1]	213,461	322,745
Flutter Entertainment PLC[1]	1,439,907	284,367
LVMH Moët Hennessy-Louis Vuitton SE	297,598	267,671
Hilton Worldwide Holdings, Inc.	1,245,836	265,749
Amadeus IT Group SA, Class A, non-registered shares	4,023,197	257,995
NIKE, Inc., Class B	2,423,853	227,794
Burlington Stores, Inc.[1]	751,352	174,456
Galaxy Entertainment Group, Ltd.	34,404,000	172,747
Kering SA	394,035	155,737
Trainline PLC[1,3]	30,885,681	144,391
Royal Caribbean Cruises, Ltd.[1]	962,068	133,737
B&M European Value Retail SA	16,116,733	111,025
Tractor Supply Co.	422,329	110,532
Floor & Decor Holdings, Inc., Class A1	795,691	103,137
Caesars Entertainment, Inc.[1]	2,081,255	91,034
Aptiv PLC[1]	969,180	77,195
Domino’s Pizza, Inc.	139,796	69,462
General Motors Co.	1,492,897	67,703
Mattel, Inc.[1]	1,470,586	29,132
Ferrari NV (EUR denominated)	58,482	25,490
Churchill Downs, Inc.	177,351	21,947
		11,310,198
Communication services 7.38%
Alphabet, Inc., Class C1	22,611,110	3,442,768
Alphabet, Inc., Class A1	2,753,147	415,532
Meta Platforms, Inc., Class A	7,427,869	3,606,825
Netflix, Inc.[1]	1,332,750	809,419
Publicis Groupe SA	5,819,280	634,405
Comcast Corp., Class A	13,629,411	590,835
Charter Communications, Inc., Class A1	1,013,844	294,654
Warner Music Group Corp., Class A	6,646,922	219,481
Take-Two Interactive Software, Inc.[1]	707,255	105,020
		10,118,939
Consumer staples 7.26%
Philip Morris International, Inc.	33,641,475	3,082,232
Dollar Tree Stores, Inc.[1]	8,015,602	1,067,277
British American Tobacco PLC	31,831,750	966,645
British American Tobacco PLC (ADR)	550,760	16,798
Dollar General Corp.	5,413,349	844,807
Performance Food Group Co.[1,3]	10,050,225	750,149
Altria Group, Inc.	14,899,279	649,907
Keurig Dr Pepper, Inc.	15,256,352	467,912
Nestlé SA	4,396,281	466,756
Fundamental Investors — Page 4 of 9

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Constellation Brands, Inc., Class A	1,220,745	$331,750
Bunge Global SA	2,745,718	281,491
Church & Dwight Co., Inc.	2,151,104	224,382
Target Corp.	1,116,367	197,831
Monster Beverage Corp.[1]	3,175,210	188,226
Procter & Gamble Co.	1,087,339	176,421
Imperial Brands PLC	6,533,095	145,950
Anheuser-Busch InBev SA/NV	776,140	47,276
Danone SA	699,156	45,174
		9,950,984
Energy 4.11%
Canadian Natural Resources, Ltd. (CAD denominated)	18,455,996	1,407,891
Schlumberger NV	12,684,526	695,239
ConocoPhillips	4,779,766	608,369
Cenovus Energy, Inc. (CAD denominated)	29,272,857	585,219
Exxon Mobil Corp.	4,750,706	552,222
EOG Resources, Inc.	3,259,893	416,745
HF Sinclair Corp.	4,350,207	262,622
TC Energy Corp. (CAD denominated)[2]	6,121,252	246,016
Halliburton Co.	5,308,238	209,251
Chevron Corp.	1,309,954	206,632
EQT Corp.	4,944,817	183,304
Equitrans Midstream Corp.	13,947,191	174,200
TotalEnergies SE	1,155,833	79,145
		5,626,855
Materials 3.32%
Linde PLC	1,405,136	652,433
Grupo México, SAB de CV, Series B	106,915,100	631,091
Wheaton Precious Metals Corp.	10,238,339	482,533
Glencore PLC	78,864,769	433,294
Celanese Corp.	1,891,913	325,144
Freeport-McMoRan, Inc.	5,491,968	258,232
LyondellBasell Industries NV	2,451,300	250,719
Vale SA, ordinary nominative shares	17,717,000	214,883
Vale SA (ADR), ordinary nominative shares	1,122,360	13,682
Sherwin-Williams Co.	656,433	227,999
Mosaic Co.	6,909,668	224,288
Royal Gold, Inc.	1,804,973	219,864
Westlake Corp.	1,321,882	201,984
Vulcan Materials Co.	500,000	136,460
First Quantum Minerals, Ltd.	12,430,558	133,616
Lundin Mining Corp.	12,940,278	132,407
Rio Tinto PLC	251,120	15,901
		4,554,530
Utilities 2.48%
Constellation Energy Corp.	5,121,875	946,779
FirstEnergy Corp.	20,843,220	804,965
PG&E Corp.	26,106,766	437,549
AES Corp.	18,090,232	324,358
CMS Energy Corp.	3,403,704	205,379
Brookfield Infrastructure Partners, LP	6,102,467	190,568
CenterPoint Energy, Inc.	5,871,526	167,280
Fundamental Investors — Page 5 of 9

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Southern Co. (The)	2,282,641	$163,757
Edison International	2,167,661	153,319
		3,393,954
Real estate 1.21%
Welltower, Inc. REIT	5,289,298	494,232
VICI Properties, Inc. REIT	14,558,968	433,712
Extra Space Storage, Inc. REIT	2,412,519	354,640
Rexford Industrial Realty, Inc. REIT	5,823,000	292,897
Crown Castle, Inc. REIT	789,709	83,575
		1,659,056
Total common stocks (cost: $72,301,533,000)		133,627,816
Short-term securities 2.69% Money market investments 2.35%
Capital Group Central Cash Fund 5.37%[3,6]	32,119,745	3,210,690
Money market investments purchased with collateral from securities on loan 0.34%
Capital Group Central Cash Fund 5.37%[3,6,7]	2,739,770	273,867
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[6,7]	100,092,926	100,093
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.23%[6,7]	95,191,827	95,192
		469,152
Total short-term securities (cost: $3,681,216,000)		3,679,842
Total investment securities 100.20% (cost: $75,982,749,000)		137,307,658
Other assets less liabilities (0.20)%		(270,990)
Net assets 100.00%		$137,036,668
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Common stocks 2.46%
Industrials 1.51%
ITT, Inc.	$663,488	$—	$594	$198	$92,674	$755,766	$1,772
Regal Rexnord Corp.	587,426	33,360	468	239	133,246	753,803	1,465
Dayforce, Inc.[1,8]	436,832	134,118	481	156	(11,325)	559,300	—
						2,068,869
Financials 0.29%
OneMain Holdings, Inc.	340,119	43,513	313	18	14,510	397,847	7,787
Consumer discretionary 0.11%
Trainline PLC[1]	127,577	—	1,594	(309)	18,717	144,391	—
Consumer staples 0.55%
Performance Food Group Co.[1]	695,561	—	633	178	55,043	750,149	—
Fundamental Investors — Page 6 of 9

unaudited
Investments in affiliates3 (continued)

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Materials 0.00%
Mosaic Co.[9]	$585,581	$—	$298,288	$(186,077)	$123,072	$—	$1,761
Utilities 0.00%
AES Corp.[9]	719,867	63,951	345,255	(68,219)	(45,986)	—	6,451
Total common stocks						3,361,256
Convertible stocks 0.00%
Utilities 0.00%
AES Corp., convertible preferred units, 6.875% 2/15/2024[10]	48,695	—	63,988	(17)	15,310	—	1,099
Short-term securities 2.55%
Money market investments 2.35%
Capital Group Central Cash Fund 5.37%[6]	2,550,860	5,749,136	5,088,043	(17)	(1,246)	3,210,690	42,875
Money market investments purchased with collateral from securities on loan 0.20%
Capital Group Central Cash Fund 5.37%[6,7]	18,867	255,000 [11]				273,867	— [12]
Total short-term securities						3,484,557
Total 5.01%				$(253,850)	$394,015	$6,845,813	$63,210
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Checkout Payments Group, Ltd., Class B1,4	1/11/2022	$49,613	$15,912	.01%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $504,055,000, which represented .37% of the net assets of the fund.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Value determined using significant unobservable inputs.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $15,912,000, which represented .01% of the net assets of the fund.

[6]	Rate represents the seven-day yield at 3/31/2024.
[7]	Security purchased with cash collateral from securities on loan.
[8]	This security changed its name during the reporting period.
[9]	Affiliated issuer during the reporting period but no longer an affiliate at 3/31/2024. Refer to the investment portfolio for the security value at 3/31/2024.
[10]	Affiliated issuer during the reporting period but no longer held at 3/31/2024.
[11]	Represents net activity.
[12]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fundamental Investors — Page 7 of 9

unaudited
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Fundamental Investors — Page 8 of 9

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$35,296,514	$—	$—	$35,296,514
Industrials	18,669,315	—	—	18,669,315
Health care	17,348,922	—	—	17,348,922
Financials	15,682,637	—	15,912	15,698,549
Consumer discretionary	11,310,198	—	—	11,310,198
Communication services	10,118,939	—	—	10,118,939
Consumer staples	9,950,984	—	—	9,950,984
Energy	5,626,855	—	—	5,626,855
Materials	4,554,530	—	—	4,554,530
Utilities	3,393,954	—	—	3,393,954
Real estate	1,659,056	—	—	1,659,056
Short-term securities	3,679,842	—	—	3,679,842
Total	$137,291,746	$—	$15,912	$137,307,658

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-010-0524O-S96460
Fundamental Investors — Page 9 of 9